Average Annual Total Returns - Delaware Tax-Free Pennsylvania Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	5.21%	3.91%	4.63%	0.14%	2.72%	4.07%	0.01%	2.63%	4.02%	1.37%	2.83%	3.97%	3.05%	2.89%	3.76%	4.97%	3.93%	4.93%	Dec. 31, 2013